(CHECK ONE): ☒ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB APPROVAL
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SEC FILE NUMBER 333-129954

CUSIP NUMBER 45773 D AC 5

For Period Ended: December 31, 2006
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

INNOPHOS INVESTMENTS HOLDINGS, INC.
Full Name of Registrant

Not Applicable
Former Name if Applicable

259 Prospect Plains Road
Address of Principal Executive Office (Street and Number)

Cranbury, New Jersey 08512
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Innophos Holdings, Inc., the direct parent of the registrant, is currently preparing an offering, pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended, of its Senior Unsecured Notes due 2012, or the “Parent Notes.” The use of the proceeds from this offering, if it is completed, will be used to redeem the entire outstanding principal amount (including interest) of the registrant’s Floating Rate Senior Notes due 2015, or the “Floating Rate Notes.” Given the significance to the registrant of the potential redemption of all of its outstanding Floating Rate Notes, it is necessary for the registrant to determine whether the offering of the Parent Notes will be consummated prior to filing its Annual Report on Form 10-K for the fiscal year ended December 31, 2006. As a result, the registrant is not able, without unreasonable effort or expense, to file its Annual Report on Form 10-K for the fiscal year ended December 31, 2006.

The registrant notes that it is no longer obligated to file reports under Section 13 or 15(d) under the Securities Exchange Act of 1934, as amended, but continues to file reports voluntarily to comply with certain reporting requirements under the indenture governing its outstanding Floating Rate Notes.

This notification is neither an offer to sell nor the solicitation of an offer to buy the Parent Notes or any other securities and shall not constitute an offer, solicitation or sale in any jurisdiction in which, or to any person to whom, such an offer, solicitation or sale is unlawful. Any offers of the Parent Notes will be made only by means of a private offering memorandum.

(Attach Extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Richard Heyse	(609)	366-1202
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Innophos Investments Holdings, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	April 11, 2007	By	/s/ RICHARD HEYSE
Richard Heyse Vice President and Chief Financial Officer

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).